Description of Organization and Business Operations - Additional Information (Details) - USD ($)											1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended			14 Months Ended
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Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs															$ 0	$ 1,017,850
Accumulated deficit											$ (17,770,145)		$ (32,122,605)		(32,122,605)				$ (17,770,145)	$ (11,671,194)	$ (17,770,145)
Net loss													$ (3,619,494)	$ (1,375,939)	(9,166,958)	(4,588,900)			(6,098,951)	(6,256,068)
Net cash used in operating activities															$ (8,806,402)	$ (1,965,772)			$ (2,651,143)	$ (3,861,735)
Description of trigger event based on common stock																			when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days.
Discription of having sufficient fund																			12 months
Common stock, par or stated value per share (in dollars per share)	$ 0.0001										$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001	$ 0.001	$ 0.0001
Sale of units description							In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
Sale of units in private placement (in shares)																					490,000
Monthly extension of amendment description																			The Company’s initial public offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete the Business Combination (the “Combination Period”). On September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month extensions (the “Extension”).
Description of proposals																			At the March special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that the Sponsor (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Second Extension”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to August 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000.
Yorkville
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement (in shares)	1,000,000
Funicular Funds
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from notes payable											$ 1,500,000
GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation																			Jan. 19, 2021
Percentage of shares sold during offering											4.30%								4.30%		4.30%
Issuance of common stock (in shares)									23,000,000
Proceeds from sale of common stock and warrants, net of issuance costs									$ 225,400,000	$ 30,000,000
Accumulated deficit											$ (17,104,720)								$ (17,104,720)	$ (13,080,129)	$ (17,104,720)
Net loss																			(4,024,591)	(2,774,307)
Net cash used in operating activities																			$ (1,944,104)	$ (1,261,550)
Description of trigger event based on common stock																			when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days
Discription of having sufficient fund																		12 months
Common stock, par or stated value per share (in dollars per share)										$ 0.0001	$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001
Number of public share per unit										1
Class of warrant or right, exercise price of warrants or rights (in dollars per share)									$ 11.50	$ 11.50							$ 11.50
Sale of stock, price per share (in dollars per share)									$ 10.00
Transaction costs, net									$ 13,193,740										$ 25,000
Transaction costs																			$ 0	$ 85,000
Deferred underwriting fees									9,200,000
Offering costs									843,740
Reimbursement of offering expenses									$ 1,450,000
Number of public shares to be redeemed (in shares)					904,023						995,049								995,049		995,049
Amount withdrawn from trust account					$ 9,828,000														$ 10,449,625
Debt instrument, face amount																																					$ 960,000
Issued and outstanding common stock own percentage																			75.60%
US Government treasury bills maturity description																			U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less
Public shares redemption percentage																			100.00%
Monthly extension fee payable																										$ 100,000					$ 160,000
GIGCAPITAL5, INC | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of restricted investments			$ 26,201
Debt instrument, periodic payment, interest		$ 0
Temporary equity, shares outstanding (in shares)																						848,003
Percentage of public units sold in offering																						3.70%
Proceeds from trust account																						$ 9,356,221
GIGCAPITAL5, INC | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount																							$ 262,247
GIGCAPITAL5, INC | Charter Amendment Proposal
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Extension fund amount					100,000
GIGCAPITAL5, INC | Trust Amendment Proposal
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Extension fund amount					$ 100,000
GIGCAPITAL5, INC | Funicular Funds
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from notes payable											$ 1,500,000
GIGCAPITAL5, INC | Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par or stated value per share (in dollars per share)																																						$ 0.0001
Number of public shares to be redeemed (in shares)																																						18,985,950
Amount withdrawn from trust account								$ 192,138,312
Debt instrument, face amount											1,560,000								$ 1,560,000		$ 1,560,000					$ 100,000				$ 100,000
GIGCAPITAL5, INC | Extension Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount																																					160,000
GIGCAPITAL5, INC | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount											$ 1,500,000								$ 1,500,000		$ 1,500,000			$ 53,640	$ 381,360		$ 65,000	$ 130,000	$ 65,000	$ 130,000		$ 350,000	$ 65,000
Conversion price (in dollars per share)											$ 10.00								$ 10.00		$ 10.00
GIGCAPITAL5, INC | Working Capital Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount																																	$ 65,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000
GIGCAPITAL5, INC | First Non-Convertible Working Capital Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount																								$ 66,360
GIGCAPITAL5, INC | Second Non-Convertible Working Capital Note | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount																							262,247
GIGCAPITAL5, INC | Second Non-Convertible Working Capital Note | Sponsor | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount																							195,887
GIGCAPITAL5, INC | Third Non Convertible Working Capital Note | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount		297,247																					$ 297,247
GIGCAPITAL5, INC | Third Non Convertible Working Capital Note | Sponsor | Subsequent Event | Non-Convertible Loan Working Capital Amendment
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Debt instrument, face amount		$ 35,000
Founders | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock, price per share (in dollars per share)									$ 10.00
Sale of units in private placement (in shares)									795,000
Proceeds from sale of units, net of underwriting discounts paid									$ 7,950,000
Wells Fargo Securities LLC | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deferred underwriting fee waiver amount						$ 6,440,000
Equity Purchase Agreement | Yorkville
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs											$ 40,000,000
Business combination, pre-paid advance received											9,005,000
Equity Purchase Agreement | GIGCAPITAL5, INC | Yorkville
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs											40,000,000
Business combination, pre-paid advance received											9,005,000
Stock Subscription Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit	$ 500,000										500,000
Stock Subscription Agreement | Yorkville
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs	40,000,000
Business combination, pre-paid advance received	$ 9,025,000
Stock Subscription Agreement | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit											$ 500,000
Warrants | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description																			Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock (in shares)																89,532			100,000
Common stock, par or stated value per share (in dollars per share)											$ 0.001								$ 0.001		$ 0.001
Common Stock | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Stock redeemed or called during period, shares (in shares)				2,385
Temporary equity, shares outstanding (in shares)											2,114,978								2,114,978	4,014,050	2,114,978
Common Stock | Founders | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs																	$ 25,000
Maximum | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net interest to pay dissolution expenses																			$ 100,000
Maximum | Common Stock | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)											$ 9.20								$ 9.20		$ 9.20
Over-Allotment Option | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock (in shares)									3,000,000
Proceeds from sale of common stock and warrants, net of issuance costs									$ 230,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock, price per share (in dollars per share)							$ 11.67					$ 11.67
Sale of units in private placement (in shares)												342,703	0	0	0	89,532			261,250	228,750	167,925
Private Placement | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of common stock and warrants, net of issuance costs									6,900,000
Sale of units description																			Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | GIGCAPITAL5, INC | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement (in shares)																			150,000
Private Placement | Founders | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description																			Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Sale of stock, price per share (in dollars per share)																	$ 10.00
Sale of units in private placement (in shares)																	795,000
Number of shares of common stock per unit (in shares)																	1
Private Placement | Warrants | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock per unit (in shares)											1								1		1
Private Placement | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock (in shares)																			261,250	228,750
Private Placement | Common Stock | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par or stated value per share (in dollars per share)											$ 0.0001								$ 0.0001		$ 0.0001
Number of shares of common stock per unit (in shares)											1								1		1
Underwriter Fees | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs									4,600,000
Underwriting Agreement | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock (in shares)										20,000,000
Proceeds from sale of common stock and warrants, net of issuance costs									$ 232,300,000	$ 200,000,000.0
Underwriting Agreement | Over-Allotment Option | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Underwriters option period										45 days
Underwriting Agreement | Over-Allotment Option | Minimum | GIGCAPITAL5, INC
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock (in shares)										3,000,000